CONVERTIBLE NOTES PAYABLE - KBM (Details) - USD ($)	Jan. 29, 2015	Dec. 19, 2014
CONVERTIBLE NOTES PAYABLE - KBM
Company issued convertible promissory notes to KBM Worldwide, Inc.in the principal amounts	$ 48,000	$ 64,000
KBM note bears interest at a rate per annum	8.00%	8.00%
The Company received cash proceeds for KBM notes	$ 44,100	$ 60,000
KBM note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date	58.00%	58.00%
The KBM Notes may be prepaid by us any time within 180 days at a premium for a prepayment within the initial 30 days	115.00%	115.00%
The KBM Notes may be prepaid by us any time within 180 days at a premium for a prepayment after 150 days and before 180 days	140.00%	140.00%
The prepayment premium for the 31-60 day period	120.00%	120.00%
The prepayment premium for the 61-90 day period	125.00%	125.00%
The prepayment premium for the 91-120 day period	130.00%	130.00%
The prepayment premium for the 121-150 day period	135.00%	135.00%